UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Steven M. Friedman        New York, New York         August 1, 2007
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   65
                                               -------------
                                                     178,147
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abbott Labs                       Common Stock   002824100     536    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Acme Packet Inc                   Common Stock   004764106     919    80,000 SH       DEFINED              80,000
-----------------------------------------------------------------------------------------------------------------------------------
Aes Corp                          Common Stock   00130H105   2,626   120,000 SH       SOLE                120,000
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                  Common Stock   02209S103   2,104    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Amer Intl Group Inc               Common Stock   026874107   1,751    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Anworth Mortgage Asset Corp       Common Stock   037347101   6,726   743,200 SH       SOLE                743,200
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                  Common Stock   057224107     841    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Brush Engineered Matls Inc        Common Stock   117421107     210     5,000 SH       SOLE                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Bauer Eddie Hldgs Inc             Common Stock   071625107   3,341   260,000 SH       SOLE                260,000
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc ADR                     ADR            138006309   1,466    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Capstead Mtg Corp                 Com No Par     14067E506   6,396   660,100 SH       SOLE                660,100
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del               Common Stock   149123101   1,175    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103   2,186    65,600 SH       SOLE                 65,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class B        124857202     666    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                  Common Stock   166764100   1,685    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                     Common Stock   172967101   2,308    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Sys Inc                    Common Stock   177376100   1,010    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                      Common Stock   191216100   3,976    76,000 SH       SOLE                 76,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A SPL    20030N200   2,132    76,250 SH       SOLE                 76,250
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corporation          Common Stock   126650100   1,823    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc Del       Common Stock New   247361702     493    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Domtar Corp                       Common Stock   257559104     781    70,000 SH       SOLE                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Focus Media Hldg Ltd              Sponsored ADR  34415V109   1,464    29,000 SH       DEFINED              29,000
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd                SHS New        G36535139   3,424    32,000 SH       SOLE                 32,000
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co               Common Stock   369604103     766    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                        Common Stock   37245X203      19       534 SH       SOLE                    534
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc           Common Stock   38141G104   2,818    13,000 SH       SOLE                 13,000
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Company               Common Stock   406216101   3,312    96,000 SH       SOLE                 96,000
-----------------------------------------------------------------------------------------------------------------------------------
Immersion Corp                    Common Stock   452521107   1,124    75,000 SH       SOLE                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   2,804    45,500 SH       SOLE                 45,500
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock   46625H100   1,454    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp          Common Par $0.01   483007704   2,186    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
KBR Inc                           Common Stock   48242W106     813    31,000 SH       SOLE                 31,000
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity Services Inc            Common Stock   53635B107   1,315    70,000 SH       DEFINED              70,000
-----------------------------------------------------------------------------------------------------------------------------------
Live Nation Inc                   Common Stock   538034109   1,038    46,400 SH       SOLE                 46,400
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd      ORD            G5876H105   1,093    60,000 SH       SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Prods Inc        Common Stock   57772K101   1,336    40,000 SH       DEFINED              40,000
-----------------------------------------------------------------------------------------------------------------------------------
Meade Instruments Corp            Common Stock   583062104     530   240,000 SH       SOLE                240,000
-----------------------------------------------------------------------------------------------------------------------------------
MFA Mtg Invts Inc                 Common Stock   55272X102     919   126,300 SH       SOLE                126,300
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                   Common Stock   61166W101     675    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Natrol Inc                        Common Stock   638789107   2,375   706,844 SH       SOLE                706,844
-----------------------------------------------------------------------------------------------------------------------------------
Nexcen Brands Inc                 Common Stock   653351106   3,398   305,000 SH       SOLE                305,000
-----------------------------------------------------------------------------------------------------------------------------------
Nutraceutical Intl Corp           Common Stock   67060Y101      20     1,200 SH       SOLE                  1,200
-----------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext                     Common Stock   629491101     957    13,000 SH       SOLE                 13,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      Common Stock   681904108   1,082    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Owens Corning New                 Common Stock   690742101   1,177    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp               Common Stock   704549104   1,210    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp           Common Stock New   74955W307   3,789    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Radio One Inc                  Class D Non Vtg   75040P405     353    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co      Common Stock   759509102   2,813    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd            Common Stock   760975102     400     2,000 SH       SOLE                  2,000
-----------------------------------------------------------------------------------------------------------------------------------
RTI Intl Metals Inc               Common Stock   74973W107   1,884    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings Inc               Common Stock   811904101   4,201    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Spansion Inc                      Com CL A       84649R101   1,110   100,000 SH       DEFINED             100,000
-----------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Hldg Corp           Common Stock   87236Y108     400    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                   Common Stock   887317105   4,839   230,000 SH       SOLE                230,000
-----------------------------------------------------------------------------------------------------------------------------------
Titan Intl Inc Ill                Common Stock   88830M102     790    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Titanium Metals Corp          Common Stock New   888339207     319    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Town Sports Intl Hldgs Inc        Common Stock   89214A102   3,329   172,301 SH       SOLE                172,301
-----------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Ltd New                 Common Stock   902124106   2,332    69,000 SH       SOLE                 69,000
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp                      Common Stock New   902549807     133     3,274 SH       DEFINED               3,274
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                            SHS New        H89231338     900    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
United Westn Bancorp Inc          Common Stock   913201109     631    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Verasun Energy Corp               Common Stock   92336G106  67,116 4,635,120 SH       DEFINED           4,635,120
-----------------------------------------------------------------------------------------------------------------------------------
Zilog Inc                         Com Par $0.01  989524301     348    67,641 SH       SOLE                 67,641
-----------------------------------------------------------------------------------------------------------------------------------
